Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000	100,000	100,000
Preferred stock, shares, issued	0	0	0
Preferred stock, shares, outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	250,000,000	250,000,000
Common stock, shares issued	75,176,604	62,640,314	45,634,154
Common stock, shares outstanding	75,176,604	62,640,314	45,634,154
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
Preferred stock, shares authorized		100,000,000	100,000,000
Preferred stock, shares, issued		0	0
Preferred stock, shares, outstanding		0	0
Common stock, shares issued		63,085,228	58,822,126
Common stock, shares outstanding		63,085,228	58,822,126